Property and equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and equipment
8. Property and equipment

		December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Land	9,650,656	-	9,650,656
Wind turbines and towers	30,883,331	(6,917,637)	23,965,694
Other generating facilities	12,273,323	(1,517,871)	10,755,451
Solar panels and facilities	2,587,257	(34,606)	2,552,651
Meteorological towers	583,493	(285,791)	297,703
Furniture and equipment	252,247	(182,351)	69,896
Automotive (Note 12(g) and (h))	456,182	(319,877)	136,305
	56,686,489	(9,258,133)	47,428,356

		December 31, 2010
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Land	9,644,578	-	9,644,578
Wind turbines and towers	12,586,682	(5,951,233)	6,635,449
Other generating facilities	2,405,300	(1,351,552)	1,053,749
Meteorological towers	347,730	(245,789)	101,941
Furniture and equipment	169,133	(110,871)	58,262
Automotive (Note 12(g) and (h))	412,103	(259,735)	152,368
	25,565,526	(7,919,180)	17,646,346

Total amortization for the year ended December 31, 2011 was $1,338,953 (2010 - $915,232).